Income Taxes (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Federal corporate tax rate	35.00%	21.00%	34.00%
Income tax reconciliation description		On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act"), which makes broad and complex changes to the U.S. tax code. Certain of these changes may be applicable to the Company, including but not limited to, reducing the U.S. federal corporate tax rate from 35 percent to 21 percent, creating a new limitation on deductible interest expense, eliminating the corporate alternative minimum tax ("AMT"), modifying the rules related to uses and limitations of net operating loss carryforwards generated in tax years ending after December 31, 2017, and changing the rules pertaining to the taxation of profits earned abroad. Changes in tax rates and tax laws are accounted for in the period of enactment. The Tax Act reduces the corporate tax rate to 21 percent, effective January 1, 2018.
Deferred tax assets, valuation allowance decreased amount		$ 500,000
Net operating loss carry forwards for federal and state tax		$ 5,540,000
Operating loss carry forwards expiration years		2034
Net operating loss carry forwards percentage		80.00%
Tax Cuts and Jobs Act [Member]
Deferred tax assets, valuation allowance decreased amount		$ 500,000